Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized (in Shares)	20,000	20,000
Preferred shares, shares issued (in Shares)
Preferred shares, shares outstanding (in Shares)
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized (in Shares)	20,000,000	20,000,000
Common shares, shares issued (in Shares)	4,626,676	4,401,825
Common shares, shares outstanding (in Shares)	4,626,676	4,401,825